Transactions with Related Parties - Vivid,Cardiff Tankers,GSA, Basset (Details) In Thousands, except Share data, unless otherwise specified	24 Months Ended	18 Months Ended	3 Months Ended		6 Months Ended	18 Months Ended	28 Months Ended	6 Months Ended	8 Months Ended	25 Months Ended
	Dec. 31, 2012 Global Services Agreement with Cardiff Marine Inc.	Jun. 30, 2014 New Global Services Agreement with Cardiff Marine Inc.	Apr. 07, 2014 Chairman, President and Chief Executive Officer	Apr. 17, 2012 Chairman, President and Chief Executive Officer	Jun. 30, 2014 Chairman, President and Chief Executive Officer	Jun. 30, 2014 Vivid	Dec. 31, 2012 Vivid	Jun. 30, 2014 Cardiff Tankers	Aug. 20, 2013 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Jun. 30, 2014 Basset Consultancy Agreement Effective 1 June 2012 USD ($)	Jun. 30, 2014 Basset Consultancy Agreement Effective 1 June 2012 EUR (€)
Commissions in connection with employment arrangements	1.00%	1.00%
Commission on purchase or sale price of vessels and rigs	0.75%	0.75%
Percentage Of Shareholder					13.30%
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer				2,185,000
Chartering commission								1.25%
Commission in connection to financing related services						0.20%	0.20%
Consultancy agreement terms in year						5 years
Officers' Compensation									$ 3,000
Professional and Contract Services Expense										$ 1,200	€ 900
Number of investment warrants expired			3,500,000